Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000218613
Shareholder Report [Line Items]
Fund Name	Blueprint Adaptive Growth Allocation Fund
Class Name	Institutional Class
Trading Symbol	BLUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.
Additional Information Phone Number	(866) 983-4525
Additional Information Website	https://funddocs.filepoint.com/blueprint/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
Table Summary
	Blueprint Adaptive Growth Allocation Fund - Institutional Class	S&P 500® Index
Mar-2020	$10,000	$10,000
Feb-2021	$12,080	$14,979
Feb-2022	$12,839	$17,434
Feb-2023	$11,194	$16,093
Feb-2024	$13,552	$20,994
Feb-2025	$15,266	$24,858
Feb-2026	$17,971	$29,082

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	17.72%	8.27%	10.42%
S&P 500® Index	16.99%	14.19%	19.78%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://blueprintip.com/systematic-investing-strategies/risk-managed-global-fund-blueprint-adaptive-growth-allocation/#performance for current month-end performance.

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 234,614,198
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 1,947,830
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$234,614,198 Number of Portfolio Holdings295 Advisory Fee (net of recoupments)$1,947,830 Portfolio Turnover196%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	75.5%
Exchange-Traded Funds	23.3%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.2%
Utilities	2.2%
Materials	2.3%
Energy	2.8%
Consumer Discretionary	3.6%
Communications	4.9%
Health Care	5.8%
Consumer Staples	6.0%
Real Estate	9.2%
Financials	11.1%
Industrials	11.6%
Technology	15.7%
Exchange-Traded Funds	23.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.0%
Apple, Inc.	4.4%
Alphabet, Inc. - Classes A & C	4.0%
iShares Gold Trust	3.0%
Direxion Daily S&P 500 Bull 3X	3.0%
iShares MSCI South Korea ETF	2.8%
iShares 3-7 Year Treasury Bond ETF	1.5%
iShares 1-3 Year Treasury Bond ETF	1.5%
Xtrackers Harvest CSI 300 China A-Shares ETF	1.5%
Invesco Short Term Treasury ETF	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.
C000172452
Shareholder Report [Line Items]
Fund Name	HVIA Equity Fund
Class Name	Institutional Class
Trading Symbol	HVEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hvia/. You can also request this information by contacting us at (888) 209-8710.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 209-8710
Additional Information Website	https://funddocs.filepoint.com/hvia/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	HVIA Equity Fund - Institutional Class	S&P 500® Index
Oct-2016	$25,000	$25,000
Feb-2017	$28,516	$27,585
Feb-2018	$33,208	$32,302
Feb-2019	$34,649	$33,814
Feb-2020	$36,766	$36,584
Feb-2021	$51,143	$48,032
Feb-2022	$58,640	$55,904
Feb-2023	$53,585	$51,604
Feb-2024	$72,532	$67,318
Feb-2025	$78,023	$79,709
Feb-2026	$89,839	$93,253

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	15.14%	11.93%	14.57%
S&P 500® Index	16.99%	14.19%	15.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 209-8710.

Performance Inception Date	Oct. 03, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 53,633,958
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 354,238
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,633,958 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$354,238 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.3%
Consumer Staples	1.3%
Materials	2.1%
Utilities	2.9%
Real Estate	3.4%
Energy	3.5%
Health Care	8.4%
Financials	10.7%
Communications	10.9%
Consumer Discretionary	11.0%
Industrials	14.4%
Technology	30.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.6%
KLA Corporation	4.8%
Alphabet, Inc. - Class C	4.2%
Amazon.com, Inc.	4.0%
Microsoft Corporation	3.6%
Apple, Inc.	3.5%
Amphenol Corporation - Class A	3.0%
American Express Company	3.0%
Eli Lilly & Company	2.9%
Meta Platforms, Inc. - Class A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 8, 2025, Hudson Valley Investment Advisors, Inc. changed its name to Orange Investment Advisors, Inc. The Adviser’s name change does not affect the investment objective or principal investment strategies of the Fund, the Adviser personnel who provide services to the Fund, the name of the Fund or the ownership or structure of the Adviser.

C000235579
Shareholder Report [Line Items]
Fund Name	Nia Impact Solutions Fund
Trading Symbol	NIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 571-2833
Additional Information Website	www.niaimpactfunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Nia Impact Solutions Fund	MSCI ACWI IMI Index
May-2022	$10,000	$9,999
Feb-2023	$10,316	$10,260
Feb-2024	$11,196	$12,479
Feb-2025	$12,873	$14,237
Feb-2026	$14,370	$17,808

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	11.63%	10.00%
MSCI ACWI IMI Index	25.10%	16.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 571-2833.

Performance Inception Date	May 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,436,028
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 499,189
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$94,436,028 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$499,189 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.8%
Money Market Funds	5.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.5%
Utilities	2.4%
Communications	3.1%
Real Estate	3.7%
Consumer Staples	4.4%
Money Market Funds	5.0%
Consumer Discretionary	5.2%
Energy	8.9%
Financials	9.7%
Health Care	15.2%
Industrials	16.7%
Technology	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.5%
Gilead Sciences, Inc.	3.1%
Schneider Electric SE - ADR	3.1%
Vertex Pharmaceuticals, Inc.	3.1%
GSK plc - ADR	3.0%
Vestas Wind Systems A/S - ADR	3.0%
First Solar, Inc.	2.9%
Vertiv Holdings Company - Class A	2.8%
Stantec, Inc.	2.7%
eBay, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 30, 2025, the Adviser has contractually agreed, until June 30, 2027, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) to 0.97% of the Fund’s average daily net assets. Prior to June 30, 2025, the Adviser had contractually agreed, until June 30, 2025, to reduce management fees and reimburse other Expenses to the extent necessary to limit total annual fund operating expenses (exclusive of any Excluded Expenses) to 0.99% of the Fund’s average daily net assets.